Note 2 - Investment Securities - Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost	$ 242,461	$ 647,557
Gross unrealized gains	0	742
Gross unrealized losses	41,139	16,464
Fair value	201,322	631,835
US Government Agencies Debt Securities [Member]
Amortized cost		4,969
Gross unrealized gains		0
Gross unrealized losses		269
Fair value		4,700
Collateralized Mortgage-Backed Securities [Member]
Amortized cost	107,055	411,729
Gross unrealized gains	0	42
Gross unrealized losses	10,083	12,180
Fair value	96,972	399,591
State, County and Municipal [Member]
Amortized cost	134,906	230,359
Gross unrealized gains	0	700
Gross unrealized losses	30,993	4,008
Fair value	103,913	227,051
Other Debt Obligations [Member]
Amortized cost	500	500
Gross unrealized gains	0	0
Gross unrealized losses	63	7
Fair value	$ 437	$ 493